Shareholder Report	6 Months Ended
Jul. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Summer Street Trust
Entity Central Index Key	0000225322
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Fidelity Series Sustainable U.S. Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Sustainable U.S. Market Fund
Class Name	Fidelity® Series Sustainable U.S. Market Fund
Trading Symbol	FSUMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Sustainable U.S. Market Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Sustainable U.S. Market Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 70,141,697
Holdings Count | shares	723
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$70,141,697
Number of Holdings	723
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 33.3 Financials 12.1 Consumer Discretionary 10.0 Health Care 10.0 Industrials 9.7 Communication Services 7.1 Energy 4.3 Consumer Staples 4.3 Materials 2.1 Real Estate 1.9 Utilities 1.4 Common Stocks 96.2 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.2 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 United States 96.3 Canada 1.1 United Kingdom 0.8 Taiwan 0.5 Netherlands 0.3 Belgium 0.2 Puerto Rico 0.1 Switzerland 0.1 Japan 0.1 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.3 Canada - 1.1 United Kingdom - 0.8 Taiwan - 0.5 Netherlands - 0.3 Belgium - 0.2 Puerto Rico - 0.1 Switzerland - 0.1 Japan - 0.1 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 6.9 Apple Inc 6.0 Amazon.com Inc 4.9 Microsoft Corp 4.5 Alphabet Inc Class A 3.3 Broadcom Inc 2.2 Alphabet Inc Class C 1.8 ExxonMobil Holdings Corp 1.7 Eli Lilly & Co 1.2 Micron Technology Inc 1.1 33.6